Average Annual Total Returns - AST Bond Portfolio 2025	No Share Class 1 Year	No Share Class 5 Years	No Share Class Since Inception	No Share Class InceptionDate	Bloomberg Barclays US Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Government/Credit Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Government/Credit Index (reflects no deduction for fees, expenses or taxes) Since Inception		Bloomberg Barclays Fixed Maturity (2025) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Fixed Maturity (2025) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Fixed Maturity (2025) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	11.35%	4.63%	5.68%	Jan. 02, 2014	8.92%	4.98%	4.42%	[1]	8.68%	4.08%	5.83%	[1]

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date.